UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30, 2007

Item 1.	Report to Stockholders.

Semi-Annual Report

Marketfield Fund

(Symbol: MFLDX)

November 30, 2007

Investment Adviser

Marketfield Asset Management, LLC

74 Broad Street

New York, NY 10004

Dear Shareholders:

We are pleased to have completed the first Semi-annual reporting season for the Marketfield Fund. Recent months have seen difficult trading environment as the problems in real estate and mortgage finance have dominated investors’ thoughts. Fortunately we had anticipated the perils connected to these sectors and were able to construct an initial portfolio that avoided direct long exposure to these issues and utilized the fund’s ability to short a number of real estate and broker dealer issues. This strategy helped cushion the blows experienced by equity markets in the last weeks of 2007.

Our macroeconomic outlook has changed very little over the past two years and has been very clearly reflected in the portfolio composition. More than 80% of the long positions involve companies in sectors that are sensitive to industrial activity and global demand for raw materials. Positions in consumer sectors are in those companies where we expect benefits from rising global demand.

Our short selling has been concentrated in financial, real estate and discretionary consumption related shares and derives from a long held view that the cycle of reckless lending against presumably rising collateral values rather than cash flows was coming to a painful ending. The process has been underway for several years, and, as bear markets are wont to do, has spread from the core housing collateral to the credit markets that enabled the great speculative adventure in all types of real estate. This opinion is far less controversial today than at the end of 2006, but we continue to believe that there is a general misapprehension about the extent and severity of the liquidation ahead.

Our pessimism about credit dependent sectors contrasts with a belief that industrial activity and global capital spending will accelerate as we move through 2008. This is less contradictory than might appear at first glance, as there are different monetary mechanisms underpinning demand in financially engineered sectors and those that involve more traditional forms of engineering. A somewhat analogous situation existed in the 1990s, where a chronically depressed Japanese economy did not infect those sectors of the global economy where it was not directly involved. Japan was a serious but not pandemic issue for the entire decade. Real estate and leveraged finance might occupy a similar position in the years ahead.

We should also point out that although the Marketfield Fund was legally launched on July 31st 2007 we did not actually commence investing the Fund’s assets into our portfolio until October 12th 2007. Prior to this date all assets were held in a money market fund and this renders the comparison of the Fund’s performance vs. the SPX to be less relevant for dates earlier than October 12th. For the period of October 12th, 2007 – November 30th, 2007 the Fund appreciated 0.89% vs. a total return in the SPX of -4.90%. For the period of July 31st, 2007 – November 30th, 2007 the Fund appreciated 1.70% vs. a total return in the SPX of 1.73%.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested, however a mutual fund investor’s risk is limited to the amount invested in a fund. The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Marketfield Fund is distributed by Quasar Distributors, LLC (2/08)

MARKETFIELD FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/31/07 – 11/30/07).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within sixty days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Marketfield Fund
	Beginning Account Value 7/31/07	Ending Account Value 11/30/07	Expenses Paid During Period 7/31/07 – 11/30/07*
Actual	$1,000.00	$1,017.00	$6.78

Hypothetical (5% return before expenses)	$1,000.00	$1,010.08	$6.76
*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 123/366 to reflect the one-half year period.

MARKETFIELD FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is capital appreciation and income. The Fund seeks to achieve its investment objective by investing primarily in common and preferred stocks and other equity instruments, bonds and other fixed income securities, and other investment companies, including exchange-traded funds (“ETFs”) and money market funds in proportions consistent with the Adviser’s evaluation of their expected risks and returns. In making these allocations the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macro level, anticipated inflation and interest rates, consumer risk and the status of the market as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Adviser. The Fund’s investment breakdown as of November 30, 2007 is shown below.

Total Returns as of November 30, 2007

	Marketfield Fund	S&P 500 Index
Three Months	1.29%	0.98%

Since Inception (7/31/07)	1.70%	1.73%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-236-4298. The Fund imposes a 1.00% redemption fee on shares held less than sixty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

MARKETFIELD FUND

Investment Highlights (Continued)

(Unaudited)

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

MARKETFIELD FUND

Schedule of Investments

November 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS 67.22%

Aerospace & Defense 0.66%
United Technologies Corp.	500	$37,385

Air Freight & Logistics 0.62%
Clarke, Inc.	4,400	35,202

Auto Components 0.63%
Exide Technologies(a)	5,100	35,853

Automobiles 1.94%
Ford Motor Co.(a)	14,700	110,397

Beverages 3.81%
The Coca-Cola Co.	2,050	127,305
Pepsi Bottling Group, Inc.	2,100	89,607

Total Beverages		216,912

Capital Markets 4.39%
International Assets Holding Corp.(a)	2,100	58,653
Knight Capital Group, Inc.(a)	7,500	100,125
LaBranche & Co, Inc.(a)	10,000	53,100
Van der Moolen Holding NV — ADR(a)	8,000	38,400

Total Capital Markets		250,278

Communications Equipment 3.44%
Cisco Systems, Inc.(a)	3,500	98,070
Juniper Networks, Inc.(a)	3,300	98,076

Total Communications Equipment		196,146

Computers & Peripherals 1.85%
International Business Machines Corp.	1,000	105,180

Construction & Engineering 1.87%
Fluor Corp.	250	36,792
Foster Wheeler Ltd.(a)	400	59,600
MasTec, Inc.(a)	1,000	10,110

Total Construction & Engineering		106,502

Credit Intermediation and Related Activities 0.95%
Standard Bank Group Ltd.(a)	3,500	54,005

Electric Utilities 2.15%
PPL Corp.	2,400	122,304

Energy Equipment & Services 1.80%
Halliburton Co.	2,800	102,508

Food & Staples Retailing 2.13%
Costco Wholesale Corp.	1,800	121,320

Food Products 1.58%
Nestle SA — ADR	750	90,175

Health Care Equipment & Supplies 1.05%
Baxter International, Inc.	1,000	59,870

Household Products 1.72%
Procter & Gamble Co.	1,325	98,050

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

	Shares	Value
Industrial Conglomerates 3.42%
3M Co.	1,400	$116,564
General Electric Co.	2,050	78,495

Total Industrial Conglomerates		195,059

Leisure Equipment & Products 1.94%
Eastman Kodak Co.	4,700	110,356

Machinery 2.09%
Construcciones y Auxiliar de Ferrocarriles SA	100	44,620
Foster LB Co.(a)	900	41,229
Titan International, Inc.	1,200	32,952

Total Machinery		118,801

Media 0.81%
The Walt Disney Co.	1,400	46,410

Metals & Mining 4.67%
Agnico-Eagle Mines Ltd.	800	38,496
Aurizon Mines Ltd.(a)	9,100	32,305
Cia de Minas Buenaventura SA — ADR	1,200	66,996
Polymet Mining Corp.(a)	21,000	66,360
Teck Cominco Ltd.	600	22,926
Yamana Gold, Inc.(a)	3,000	38,852

Total Metals & Mining		265,935

Oil, Gas & Consumable Fuels 7.78%
Exxon Mobil Corp.	1,350	120,366
Occidental Petroleum Corp.	1,600	111,632
Petrobank Energy & Resources Ltd.(a)	2,100	105,740
XTO Energy, Inc.	1,700	105,094

Total Oil, Gas & Consumable Fuels		442,832

Pharmaceuticals 6.78%
Eli Lilly & Co.	2,200	116,490
Merck & Co., Inc.	2,400	142,464
Pfizer, Inc.	2,200	52,272
Schering Plough Corporation	2,400	75,120

Total Pharmaceuticals		386,346

Road & Rail 4.82%
CSX Corp.	2,150	90,300
Kansas City Southern(a)	2,600	89,518
Union Pacific Corp.	750	94,605

Total Road & Rail		274,423

Semiconductor & Semiconductor Equipment 1.65%
Intel Corp.	3,600	93,888

Software 2.06%
Microsoft Corp.	3,500	117,600

Textiles, Apparel & Luxury Goods 0.61%
Under Armour, Inc.(a)	700	34,776

TOTAL COMMON STOCKS (Cost $3,932,815)		$3,828,513

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS 8.48%
UltraShort Financials ProShares	500	$45,540
UltraShort FTSE/Xinhua China 25 ProShares(a)	600	42,312
UltraShort Real Estate ProShares	1,700	174,794

TOTAL EXCHANGE-TRADED FUNDS (Cost $258,203)		262,646

	Contracts	Value
PURCHASED OPTIONS 0.64%

Put Options 0.64%
Capital One Financial Corp. Expiration: January 2008, Exercise Price: $55.00	50	27,000
The Goldman Sachs Group, Inc. Expiration: January 2008, Exercise Price: $190.00	10	3,700
iShares Dow Jones U.S. Real Estate Index Fund Expiration: January 2008, Exercise Price: $75.00	9	5,940

TOTAL PURCHASED OPTIONS (Cost $26,231)		36,640

	Principal Amount	Value
SHORT-TERM INVESTMENTS 19.85%
Credit Suisse Institutional Money Market Fund, Inc., 5.290%(b)	$4,013	4,013
Federal Home Loan Bank Discount Note 0.000% Coupon, 3.720% Effective Yield, 12/03/2007	1,127,000	1,126,774

TOTAL SHORT-TERM INVESTMENTS (Cost $1,130,787)		1,130,787

Total Investments (Cost $5,348,036) 96.19%		5,258,586
Other Assets in Excess of Liabilities 3.81%		436,629

TOTAL NET ASSETS 100.00%		$5,695,215

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2007.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Schedule of Securities Sold Short

November 30, 2007 (Unaudited)

	Shares	Value
American International Group, Inc.	1,500	$87,195
The Bear Stearns Companies Inc.	800	79,760
Boston Properties, Inc.	1,100	108,262
Credit Suisse Group — ADR	600	36,192
Fifth Third Bancorp	1,800	53,838
The Goldman Sachs Group, Inc.	400	90,656
Home Depot, Inc.	1,800	51,408
Kohl’s Corp.	1,000	49,280
Legg Mason, Inc.	800	61,048
Lehman Brothers Holdings, Inc.	900	56,367
Merrill Lynch & Co, Inc.	900	53,946
Sears Holdings Corp.	800	84,408
SL Green Realty Corp.	1,000	103,900
Starbucks Corp.	2,500	58,475
Templeton Russia and East European Fund, Inc.	400	27,560
UBS AG	1,000	50,480
Vornado Realty Trust	700	63,000

TOTAL SECURITIES SOLD SHORT (Proceeds $1,110,820)		$1,115,775

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Assets and Liabilities

November 30, 2007 (Unaudited)
Assets
Investments, at value (cost $5,348,036)	$5,258,586
Dividends and interest receivable	4,049
Deposit for short sales	1,738,276
Receivable for investments sold	296,938
Receivable from Advisor	7,352
Other assets	8,695

Total Assets	7,313,896

Liabilities
Payable for investments purchased	351,417
Securities sold short, at market value (proceeds $1,110,820)	1,115,775
Payable to Affiliates	35,502
Payable to Custodian	98,581
Accrued expenses and other liabilities	17,406

Total Liabilities	1,618,681

Net Assets	$5,695,215

Net Assets Consist Of:
Paid-in capital	$5,730,000
Undistributed net investment income	6,881
Undistributed net realized gain (loss) from:
Investments	(17,486)
Written options	70,226
Net unrealized appreciation/depreciation on:
Investments	(104,814)
Written options	10,408

Net Assets	$5,695,215

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	560,056

Net asset value and offering price per share	$10.17

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Operations

For the Period Ended November 30, 2007 (Unaudited)(1)
Investment Income
Interest income	$14,700
Dividend income(2)	4,231

Total Investment Income	18,931

Expenses
Fund accounting fees	14,640
Audit and tax fees	10,924
Administration fees	10,004
Transfer agent fees and expenses	8,906
Advisory fees	7,881
Federal and state registration fees	6,100
Legal fees	3,294
Chief Compliance Officer fees and expenses	2,684
Custody fees	1,952
Reports to shareholders	1,952
Trustees’ fees and related expenses	562
Other expenses	732

Total Expenses	69,631
Less waivers and reimbursement by Advisor	(57,581)

Net Expenses	12,050

Net Investment Income	6,881

Realized And Unrealized Gain (loss) on Investments
Net realized gain (loss) from:
Investments	(17,486)
Written options	70,226
Change in net unrealized appreciation/depreciation on:
Investments	(104,814)
Written options	10,408

Net Realized And Unrealized Loss on Investments	(41,666)

Net Decrease In Net Assets From Operations	$(34,785)

(1)	The Fund commenced operations July 31, 2007.
(2)	Net of $9 in withholding tax.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statements of Changes in Net Assets

Period Ended November 30, 2007(1) (Unaudited)
From Operations
Net investment income	$6,881
Net realized gain (loss) from:
Investments	(17,486)
Written options	70,226
Change in net unrealized appreciation/depreciation on:
Investments	(104,814)
Written options	10,408

Net decrease in net assets from operations	(34,785)

From Capital Share Transactions
Proceeds from shares sold	5,730,000

Net increase in net assets from capital share transactions	5,730,000

Total Increase in Net Assets	5,695,215

Net Assets:
Beginning of period	—

End of period	$5,695,215

(1)	The Fund commenced operations on July 31, 2007.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Period

Period Ended November 30, 2007(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.16

Total from investment operations	0.17

Net Asset Value, End of Period	$10.17

Total Return(2)	1.70%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$5,695

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)	11.55%
After waiver and expense reimbursement(3)	2.00%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(3)	(8.41)%
After waiver and expense reimbursement(3)	1.14%

Portfolio turnover rate(2)	8.14%

(1)	Fund commenced operations on July 31, 2007.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Notes to Financial Statements

November 30, 2007

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Marketfield Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on July 31, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Marketfield Asset Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures. The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

MARKETFIELD FUND

Notes to Financial Statements, continued

November 30, 2007

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would record income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date, which is expected to be November 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. During the period ended November 30, 2007 the Fund did not retain any redemption fees.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

MARKETFIELD FUND

Notes to Financial Statements, continued

November 30, 2007

(3)	Investment Adviser

The Trust has an Investment Advisery Agreement (the “Agreement”) with the Adviser to furnish investment advisery services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.40% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended November 30, 2007, expenses of $57,581 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$57,581

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended November 30, 2007(1)
Shares Sold	560,056
Shares Redeemed	—

Net Increase	560,056

(1)	Fund commenced operations on July 31, 2007.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2007, were $4,282,028 and $79,859, respectively. There were no purchases or sales of U.S. government securities for the Fund.

BASIS FOR TRUSTEES APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on June 26, 2007 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Marketfield Fund (the “Fund”), a series of the Trust, and Marketfield Asset Management, LLC, the Fund’s investment adviser (the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information. Mr. Michael Aronstein, the Adviser’s Chief Strategist, attended the meeting of the Trustees held on April 19, 2007, and provided information concerning the Fund’s investment strategy and the Adviser’s operations and staff. The Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

Discussion of Factors Considered

In considering the Agreement and reaching its conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided to the Fund.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees, in consultation with their independent counsel, reviewed the Adviser’s Policies and Procedures and were assured that they were fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended. The Trustees also reviewed and discussed the regulatory history of Oscar Gruss & Sons, Inc., a broker-dealer that is affiliated with the Adviser. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	Investment Performance of the Adviser.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Aronstein’s prior presentation to them on April 19, 2007, during which Mr. Aronstein provided information concerning his 28 years of investment management experience utilizing global and macroeconomic strategies that the Fund intended to employ. Among other things, Mr. Aronstein provided an overview of his prior performance using strategies similar to that of the Fund. The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. Aronstein, as set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information. After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	Costs of Services and Profits Realized by the Adviser.

The Trustees considered the cost of services and the structure of the Adviser’s fees. The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement. The Trustees noted that the Fund’s contractual management fee of 1.40%, which placed it in the fourth quartile of flexible portfolio funds, compared to an industry average for such funds of .709%. In reviewing the Fund’s projected total expense ratio, the Trustees compared the Fund’s projected expense ratio of 1.75%, which fell into the third quartile of comparable funds, to the average of the Fund’ s Lipper peer group of 1.445%. Since the Adviser’s contractual manage fee of 1.40% and the Fund’s projected total expense ratio of 1.75% were high on a comparative basis to other flexible portfolio funds, as well as the uncertainty of the Fund’s expenses during its initial years of operation, the Adviser agreed, at the Trustee’s request, to cap the Fund’s total expenses at 2.00% for an initial period of three years. Based on the Adviser’s agreement to cap the Fund’s total expenses at 2.00%, the Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the Adviser’s investment expertise. The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	Extent of Economies of Scale as the Fund Grows.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders). The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses. The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund. With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	Benefits Derived from the Relationship with the Fund.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund, including the execution of trades of portfolio securities through Oscar Gruss & Sons, Inc., the broker-dealer affiliated with the Adviser. The Trustees examined the brokerage of the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund. However, the Trustees, based on their review of all relevant factors, instructed the Adviser to refrain from using Oscar Gruss & Sons, Inc. to execute portfolio transactions on behalf of the Fund.

Conclusions

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

MARKETFIELD FUND

Additional Information

(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-236-4298.

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	14	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–Present); Director, Flight Standards & Training (1990–1999).	14	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

MARKETFIELD FUND

Additional Information (continued)

(Unaudited)

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 45	Chairperson, President and Treasurer/ Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	14	Director/Trustee, Buffalo Funds (an open-end investment company with nine portfolios); Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Kathleen Osland 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Chief Compliance Officer	Indefinite Term; Since August 1, 2006	Counsel, U.S. Bancorp Fund Services, LLC (May 2005–present); Associate Counsel, Urban & Taylor, S.C. (2003–2005).	N/A	N/A

Rachael A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Marketfield Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Marketfield Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-236-4298. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-236-4298, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MARKETFIELD FUND

Investment Adviser	Marketfield Asset Management, LLC
74 Broad Street
New York, New York 10004

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ Joseph Neuberger

Joseph Neuberger, President and Treasurer

Date	2/7/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Joseph Neuberger

Joseph Neuberger, President and Treasurer

Date	2/7/08